EARNINGS (LOSS) PER SHARE - Basic Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
Income (loss) for the year	$ 88,981	$ (27,010)
Weighted average number of common shares (thousands)	318,720	311,482
Basic earnings (loss) per share	$ 0.28	$ (0.09)